Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016		Mar. 31, 2015
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 37,514,733		¥ 43,308,281
Available-for-sale securities, Gross unrealized gains	3,776,404		4,220,265
Available-for-sale securities, Gross unrealized losses	64,906		38,142
Available-for-sale securities, Fair value	41,226,231		47,490,404
Held-to-maturity securities, Amortized cost	3,866,668		4,130,451
Held-to-maturity securities, Gross unrealized gains	79,573		59,037
Held-to-maturity securities, Gross unrealized losses	14,993		5,349
Held-to-maturity securities, Fair value	3,931,248		4,184,139
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	28,427,163		35,079,893
Available-for-sale securities, Gross unrealized gains	701,250		327,023
Available-for-sale securities, Gross unrealized losses	572		1,284
Available-for-sale securities, Fair value	29,127,841		35,405,632
Held-to-maturity securities, Amortized cost	1,101,107		1,126,212
Held-to-maturity securities, Gross unrealized gains	58,008		16,091
Held-to-maturity securities, Gross unrealized losses			1,535
Held-to-maturity securities, Fair value	1,159,115		1,140,768
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	441,720		186,872
Available-for-sale securities, Gross unrealized gains	13,362		7,610
Available-for-sale securities, Gross unrealized losses	84		67
Available-for-sale securities, Fair value	454,998		194,415
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,046,787		1,661,286
Available-for-sale securities, Gross unrealized gains	28,850		23,590
Available-for-sale securities, Gross unrealized losses	1,569		2,372
Available-for-sale securities, Fair value	2,074,068		1,682,504
Held-to-maturity securities, Amortized cost	89,335		77,487
Held-to-maturity securities, Gross unrealized gains	1,344		1,556
Held-to-maturity securities, Gross unrealized losses	424
Held-to-maturity securities, Fair value	90,255		79,043
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	998,616		1,226,314
Available-for-sale securities, Gross unrealized gains	25,388		30,438
Available-for-sale securities, Gross unrealized losses	724		1,128
Available-for-sale securities, Fair value	1,023,280		1,255,624
Held-to-maturity securities, Amortized cost	200		300
Held-to-maturity securities, Fair value	200		300
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	898,381		942,256
Available-for-sale securities, Gross unrealized gains	292		640
Available-for-sale securities, Gross unrealized losses	11,921		11,168
Available-for-sale securities, Fair value	886,752		931,728
Held-to-maturity securities, Amortized cost	938,505		716,296
Held-to-maturity securities, Gross unrealized gains	5,899	[1]	9,206	[2]
Held-to-maturity securities, Gross unrealized losses	4,923	[3]	649	[4]
Held-to-maturity securities, Fair value	939,481		724,853
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	229		320
Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(6,183)		(7,545)
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	192,585		207,534
Available-for-sale securities, Gross unrealized gains	618		1,848
Available-for-sale securities, Gross unrealized losses	3,074		1,800
Available-for-sale securities, Fair value	190,129		207,582
Held-to-maturity securities, Amortized cost	201,126		209,517
Held-to-maturity securities, Gross unrealized gains	5,551		6,438
Held-to-maturity securities, Gross unrealized losses	638	[3]	778	[4]
Held-to-maturity securities, Fair value	206,039		215,177
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(8,748)		(9,909)
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,669,114		1,255,920
Available-for-sale securities, Gross unrealized gains	1,969		559
Available-for-sale securities, Gross unrealized losses	4,301		10,439
Available-for-sale securities, Fair value	1,666,782		1,246,040
Held-to-maturity securities, Amortized cost	1,536,395		2,000,639
Held-to-maturity securities, Gross unrealized gains	8,771		25,746
Held-to-maturity securities, Gross unrealized losses	9,008		2,387
Held-to-maturity securities, Fair value	1,536,158		2,023,998
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	180,322	[5]	179,915	[6]
Available-for-sale securities, Gross unrealized gains	4,657	[5]	5,537	[6]
Available-for-sale securities, Gross unrealized losses	2,194	[5]	3,149	[6]
Available-for-sale securities, Fair value	182,785	[5]	182,303	[6]
Debt Securities [Member] | Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value	168,678
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,660,045		2,568,291
Available-for-sale securities, Gross unrealized gains	3,000,018		3,823,020
Available-for-sale securities, Gross unrealized losses	40,467		6,735
Available-for-sale securities, Fair value	¥ 5,619,596		¥ 6,384,576

[1]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
[2]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥320 million at March 31, 2015 and are not included in the table above.
[3]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.
[4]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,545 million and ¥9,909 million, respectively, at March 31, 2015 and are not included in the table above.
[5]	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
[6]	Other debt securities in the table above are private placement debt conduit bonds.